Warrants - Additional Information (Details) - USD ($)					1 Months Ended		3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 28, 2020	Aug. 25, 2020	Mar. 31, 2020	Jan. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022	Jun. 13, 2020	Feb. 05, 2020
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued	102,435	150,000	26,225	20,533							31,470
Contractual term	7 years	7 years	7 years	7 years										5 years
Strike price	$ 10	$ 5.9	$ 5.67	$ 4.79							$ 5.57			$ 12.5		$ 3.75	$ 4.81	$ 4.87
Fair value of warrant			$ 101,478	$ 82,141		$ 685,441					$ 114,631			$ 100	$ 685,441
Warrant received											$ 5,245
Class of warrant or right vested		21,854
Warrant expense								$ 181,762	$ 239,415	$ 237,768		$ 0	$ 658,945	$ 688,784	$ 1,443,426
Settlement transaction		21,854
Non-assessable shares of common stock		13,301				10,050,849	25,227,051					25,227,051		25,155,198	10,050,849
Class of warrant or right exercised in period											31,470			0
Selling, general and administrative							$ 1,538,737	1,644,946				$ 4,872,681	4,854,494	$ 6,507,641	$ 2,623,158
First Anniversary Date Of Grant
Class Of Warrant Or Right [Line Items]
Fair value of warrant		$ 601,245
IPO
Class Of Warrant Or Right [Line Items]
Class of warrant or right, date from which warrants or rights exercisable														Jun. 20, 2021
Underwriters
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued						90,000
Offering
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued					750,000
Class of warrant or right, date from which warrants or rights exercisable					Jun. 15, 2022
Selling, General and Administrative
Class Of Warrant Or Right [Line Items]
Warrant expense		$ 87,597						$ 181,762					$ 658,945		210,848
Selling, general and administrative															$ 685,441